Consolidated Statements of Financial Position (Details) - Schedule of reconciliation between the product of loss before tax - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Between The Product Of Loss Before Tax Abstract
Loss for the period (accounting profit before income tax)	€ (29,484,611)	€ (45,630,059)	€ (33,983,614)
Tax rate	29.20%	28.50%	28.70%
Tax benefits at tax rate	€ 8,610,381	€ 13,001,984	€ 9,761,910
Temporary differences and tax losses for which no deferred tax asset was recognized	(7,480,169)	(10,988,805)	(11,492,449)
Non-recognition of tax effect on share-based payments	(1,251,830)	(1,959,606)	1,739,348
Non-deductible expenses for tax purposes	(22,067)	(3,758)	(71.365)
Other differences due to tax rate	143,686	(49,815)	62,556
Income tax